Offerings	Oct. 01, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note
(1)
This registration statement registers an unspecified amount of securities as may from time to time be offered at indeterminate prices. The proposed maximum initial offering prices per unit will be determined from time to time by the issuing registrant in connection with the offering of securities hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note
(1)
This registration statement registers an unspecified amount of securities as may from time to time be offered at indeterminate prices. The proposed maximum initial offering prices per unit will be determined from time to time by the issuing registrant in connection with the offering of securities hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note
(1)
This registration statement registers an unspecified amount of securities as may from time to time be offered at indeterminate prices. The proposed maximum initial offering prices per unit will be determined from time to time by the issuing registrant in connection with the offering of securities hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note
(1)
This registration statement registers an unspecified amount of securities as may from time to time be offered at indeterminate prices. The proposed maximum initial offering prices per unit will be determined from time to time by the issuing registrant in connection with the offering of securities hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis.